Summary of Significant Accounting Policies (Details 3) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended		33 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		33 Months Ended	9 Months Ended	12 Months Ended		33 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2010 Preferred stock	Dec. 31, 2011 Preferred stock	Dec. 31, 2010 Outstanding stock options	Dec. 31, 2012 Outstanding stock options	Dec. 31, 2011 Outstanding stock options	Dec. 31, 2012 Outstanding stock options	Dec. 31, 2010 Unvested restricted stock	Dec. 31, 2012 Unvested restricted stock	Dec. 31, 2011 Unvested restricted stock	Dec. 31, 2012 Unvested restricted stock
Net Loss per Share
Amounts excluded from the calculation of diluted net loss per share, prior to the use of the treasury stock method, due to their anti-dilutive effect	3,953	2,483	13,264	2,483	3,286	11,729	14	2,134	894	2,134	653	349	641	349